Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Oct. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Item 1C. CYBERSECURITY

The Company is subject to attempted cyberattacks and other cybersecurity risks. Our business relies on various information technology and application systems that may be impacted by a malicious cyberattack. Such cyber incidents may cause lost revenues or increased expenses stemming from inability to use certain systems for a period of time, loss of financial assets, fines related to breach of personally identifiable information or other protected information, reputational damage and remediation and litigation costs as well as increased cybersecurity protection costs.

We regularly evaluate cybersecurity risks from computer viruses and more sophisticated and targeted cyber-related attacks such as ransomware, as well as cybersecurity failures resulting from human error and technological errors. Such risks are monitored and reviewed by management on a periodic basis as deemed appropriate.

We have developed and continue to invest in a variety of solutions and controls for real-time threat prevention, detection and instantaneous, automated reaction to such cyberattacks. Our overall strategy in combatting known cybersecurity risks includes:

●	The use of antivirus software, virtual private networks, email security, as well as other software to prevent and detect intrusions such as identity attacks.
●	Engagement of a provider for real-time threat detection, alerting and immediate, automated remediation service for the entire organization.
●	The use of multi-factor authentication for all remote users when they connect to the corporate network and the corporate email platform.
●	The deployment of updates and patches as they are available for all installed versions of enterprise software to reduce the exposure to vulnerabilities.
●	The review of the security procedures and controls used by third parties that may host or otherwise have access to the Company’s data.
●	If necessary, the use of third-party security experts if and when an incident is detected.

Regardless of the controls we have in place, cybersecurity risks continue to become more complex and pervasive, and our internal controls cannot provide absolute assurance that we will be able to protect ourselves from significant cyberattack incidents. Additionally, by outsourcing certain administrative functions to third parties, we may be exposed to risk of data security breaches against those third parties.

We are not aware of any existing cybersecurity threats that would materially affect, or that are reasonably likely to materially affect, our business strategy, results of operations, liquidity or financial conditions. Furthermore, we are not aware of having experienced any significant cybersecurity incidents during fiscal year 2025.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Board Oversight Management periodically updates the Board of Directors regarding efforts to minimize cybersecurity risks.
Cybersecurity Risk Role of Management [Text Block]	Management periodically updates the Board of Directors regarding efforts to minimize cybersecurity risks.